Basis of Presentation of the Consolidated Financial Statements – Joint Arrangements (Detail) - Transmisora Electrica de Quillota Ltda. [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct	0.00%	0.00%
Indirect	50.00%	50.00%
Total	50.00%	50.00%